UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [     ]; Amendment Number:
                                                   --------
      This Amendment (Check only one.):  [     ] is a restatement.
                                         [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Investor AB
Address:    Arsenalsgatan 8c, S-103 32
            Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. Marc Hollander
Title:      Managing Director
Phone:      31 20 577 6640

Signature, Place, and Date of Signing:

/s/ Marc Hollander                Amsterdam, Netherlands       November 8, 1999
----------------------------  -----------------------------    ----------------
        (Signature)                   (City, State)                 (Date)

Report Type:

[  X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[     ]     13F COMBINATION REPORT.

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:             6
                                         ------------

Form 13F Information Table Entry Total:       23
                                         ------------

Form 13F Information Table Value Total
(in thousands):                           $7,082,563
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NO.            FORM 13F FILE NUMBER      NAME
---            --------------------      -------
1              Not Known                 AB Cator
2              Not Known                 Extoria Trade AB
3              Not Known                 Investor International (U.S.), Inc.
4              Not Known                 Investor Investments AB
5              Not Known                 Investor UK, Ltd.
6              Not Known                 Investors Trading AB


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
                                                      Form 13F Information Table

                             TITLE OF        CUSIP      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS         NUMBER    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE     SHARED    NONE
---------------------------  -----------   ----------- --------   --------  --- ---- ----------  --------  ------    -------   ----

   ACCREDO HEALTH INC            COM       00437V 10 4    1102      35000    SH       DEFINED                 0       35000
AKTIEBOLAGETT ELECTROLUX      SPONS ADR    010198 20 8   77780     4165000   SH        SOLE                4165000      0
        ARIS CORP                COM       04040A 10 1    457       85000    SH       DEFINED       3         0       85000
     ASTRAZENECA PLC          SPONS ADR    046353 10 8  3815831   91545308   SH       DEFINED             88920598   2624710
 ASYMETRIX LEARNING SYS INC      COM       045927 10 0    878      120000    SH       DEFINED       3         0       120000
        CENTOCOR                 COM       152342 10 1    1467      25000    SH       DEFINED                 0       25000
 CHECKPOINT SYSTEMS INC          COM       162825 10 3    8164     882600    SH       DEFINED       2         0       882600
   ERICSSON L M TEL CO        ADR CL B     294821 40 0   841624   27147000   SH        SOLE               27147000      0
  JONES PHARM INC                COM       480236 10 8   64943     1983000   SH       DEFINED       3         0      1983000
    MCKESSON HBOC INC            COM       58155Q 10 3    1463      50000    SH       DEFINED                 0       50000
      MEDIMMUNE INC              COM       584699 10 2   30254     290900    SH        SOLE                290900       0
  METROMEDIA INTL GROUP INC      COM       591695 10 1    413      100000    SH       DEFINED       5         0       100000
       MINIMED INC               COM       60365K 10 8   11316     106000    SH       DEFINED       3         0       106000
         NTL INC                 COM       629407 10 7   79738     833857    SH       DEFINED                 0       833857
      NOVOSTE CORP               COM       67010C 10 0    625       35000    SH       DEFINED                 0       35000
    PHARMACYCLICS INC            COM       716933 10 6    1721      42500    SH       DEFINED       3         0       42500
     SAVILLE SYS PLC          SPONS ADR    805174 10 9    2102     142500    SH       DEFINED       5         0       142500
    SCANIA AKTIEBOLAG        SPONS ADR A   806018 10 7  2048854   54061380   SH        SOLE         6     54061380      0
    SCANIA AKTIEBOLAG        SPONS ADR B   806018 20 6   57178     1508693   SH        SOLE         2      1508693      0
       SITEL CORP                COM       82980K 10 7    724      175400    SH       DEFINED       5         0       175400
         SKF AB               SPONS ADR    784375 40 4  (15721)   (700000)   SH       DEFINED       6         0      (700000)
      SOLA INTL INC              COM       834092 10 8    742       47844    SH       DEFINED       3         0       47844
 SYLVAN LEARNING SYS INC         COM       871399 10 1   50908     2742500   SH        SOLE                2742500      0
